MFA 2023-NQM4 Trust  ABS-15G

Exhibit 99.57

Redacted Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
72437			D	B	D	B	A	A	A	A	Closed	FCRE6914	XXXX	2023-06-07 10:55	Acknowledged	2 - Non-Material	D	B	Credit	Missing Doc	Borrower X Citizenship Documentation Not Provided	Acknowledged- - Due Diligence Vendor-XX/XX/XXXX Open-Borrower X Citizenship Documentation Is Missing - Due Diligence Vendor-XX/XX/XXXX				Full doc loan on ITIN Borrower and Co-Borrower has a SSN		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXX,XXX.XX	CA	Investment	Purchase	NA	Originator Post-Close	No
72437	D	B	D	B	A	A	A	A	Closed	FCRE6019	XXXX	2023-06-07 10:54	Acknowledged	2 - Non-Material	D	B	Credit	Missing Doc	Citizenship Documentation Not Provided	Acknowledged- - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. Document Uploaded.  - Seller-XX/XX/XXXX
																						Open-Borrower X Citizenship Documentation Is Missing - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Document Uploaded. - Seller-XX/XX/XXXX			Full doc loan on ITIN Borrower and Co-Borrower has a SSN	XXXX exception approval.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXX,XXX.XX	CA	Investment	Purchase	NA	Originator Post-Close	No
72457			A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XXX,XXX.XX	FL	Investment	Purchase	NA
72440	C	A	C	A	A	A	A	A	Closed	FCRE1501	XXXX	2023-08-03 10:54	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets for Reserves Post-Close is less than Total Required Reserve Amount	Resolved-Total Qualified Assets for Reserves Post-Close of $XXXXXX.XX is equal to or greater than Total Required Reserve Amount of $XXXXX.XX - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. Per final HUD attached, borrower needed to bring in $XXX,XXX.XX . Final HUD from refi of XXXXX also attached confirms receitp of $XXX,XXX.XX to cover sufficient cash to close and reserves - Seller-XX/XX/XXXX
Open-Total Qualified Assets for Reserves Post-Close of $XXXX.XX is less than Total Required Reserve Amount of $XXXXX.XX missing CD from cash out refinance from C101014286 to cover shortage in assets for closing cost and X months reserves - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Per final HUD attached, borrower needed to bring in $XXX,XXX.XX . Final HUD from refi of XXXXX also attached confirms receitp of $XXX,XXX.XX to cover sufficient cash to close and reserves - Seller-XX/XX/XXXX
																								Resolved-Total Qualified Assets for Reserves Post-Close of $164084.49 is equal to or greater than Total Required Reserve Amount of $13417.41 - Due Diligence Vendor-08/03/2023			14299.pdf 14286.pdf	ATR/QM: Exempt	ATR/QM: Exempt	$XXX,XXX.XX	MD	Investment	Purchase	NA	N/A	N/A
72691			A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XXX,XXX.XX	MD	Investment	Refinance	Cash Out - Other
72443			A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XXX,XXX.XX	LA	Investment	Refinance	Cash Out - Other
72446			A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XXX,XXX.XX	TX	Investment	Refinance	Cash Out - Other
72454			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$X,XXX,XXX.XX	CO	Primary Residence	Purchase	NA
72459			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XXX,XXX.XX	FL	Primary Residence	Purchase	NA